Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Restricted Shares Activities

The following table summarized the Company’s restricted share activities:

	Number of nonvested restricted shares	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2025	1,516,027	$24.80

Granted	26,854,933	$2.09
Vested	(7,320,774)	$(1.60)
Forfeited	(413,393)	$(15.43)

Outstanding as of June 30, 2026 (Unaudited)	20,636,793	$3.66

The following table summarized the Company’s restricted share activities under the 2022 Plan:

	Number of nonvested restricted shares	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2025	129,219	$27.80

Granted	-	$-
Vested	-	$-
Forfeited	-	$-

Outstanding as of June 30, 2026 (Unaudited)	129,219	$27.80